Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Schedule of the number of common stock options excluded from the computation of diluted EPS

	December 31,
	2011	2010	2009
	(Shares in Millions)
Common stock options excluded	—	—	16

Schedule of reconciliation of the amounts used in the basic and diluted EPS

	Income	Shares	Per Share Amounts
	(Dollars and Shares in Millions, Except Per Share Amounts)
Year Ended December 31, 2011:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,609	$747	$3.49
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	5	(0.02)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,609	$752	$3.47
Year Ended December 31, 2010:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,014	$870	$2.31
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	6	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,014	$876	$2.30
DIRECTV Class B Common Stock:
Basic and diluted EPS
Net income attributable to DIRECTV Class B common stockholders, including $160 million exchange inducement value for the Malone Transaction	$184	$22	$8.44
Year Ended December 31, 2009:
DIRECTV Class A Common Stock (DIRECTV Group common stock for period from January 1, 2009 through November 19, 2009):
Basic EPS
Net income attributable to DIRECTV	$942	$982	$0.96
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	7	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV	$942	$989	$0.95
DIRECTV Class B Common Stock:
Net income attributable to DIRECTV Class B common stockholders	$—	$22	$(0.02)